Financial Instruments - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	$ 51,723	$ 111,946
Derivative assets	3,995	7,812
Derivative liabilities	(351)	(367)
Financial assets	456,190	406,441
Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Financial assets	51,723	111,946
Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Derivative assets	3,995	7,812
Derivative liabilities	(351)	(367)
Financial assets	43,664	42,529
Short-term investments | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	51,723	111,946
Short-term investments | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	0	0
Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	40,020	35,084
Trade receivables from provisional concentrate sales [member] | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Trade receivables from provisional concentrate sales [member] | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 40,020	$ 35,084